Related Party Transactions - Summary of Transactions During the Year with Post Retirement Trusts (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of transactions between related parties [line items]
Salary of relatives of Key management personnel	₨ 71	$ 1	₨ 79	₨ 71
Salary of relatives of Key management personnel	71	1	79	71
Short term interest bearing salary advance given / (repaid) during the year				(91)
Short term interest bearing salary advance given / (repaid) during the year				(91)
Post employment benefit expense defined benefit plans	494	8	536	642
Post employment benefit expense defined benefit plans	494	8	536	642
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	129	2	159	113
Post employment benefit expense defined benefit plans	129	2	159	113
Hindustan Zinc Limited Provident fund trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	303	5	309	327
Post employment benefit expense defined benefit plans	303	5	309	327
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	5	0	3	22
Post employment benefit expense defined benefit plans	5	0	3	22
Sesa Mining Corporation Limited Employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	10	0	6	23
Post employment benefit expense defined benefit plans	10	0	6	23
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	47	1	59	157
Post employment benefit expense defined benefit plans	₨ 47	$ 1	₨ 59	₨ 157